Transition disclosures - IFRS 9 impact on other comprehensive income and retained earnings (Details) - CLP ($) $ in Millions	Jan. 01, 2018	Dec. 31, 2017
Adoption of new standards
Total change in equity due to adopting IFRS 9	$ (62,726)	$ (62,726)
Financial assets at fair value through OCI, Equity
Adoption of new standards
Closing balance under IAS 39	5,820	9,521
Recognition of ECL under IFRS 9 for debt financial assets at FVOCI	(1,571)
Deferred tax in relation to the above	13,770
Retained earnings from previous periods
Adoption of new standards
Closing balance under IAS 39		$ 464,262
Recognition of IFRS 9 ECLs for financial assets at FVOCI	24,771
Deferred tax in relation to the above	$ 397,287